PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Useful	June 30, 2016
($ in thousands)	Lives	Cost	Accumulated Depreciation	Net
Computer equipment and software	3-7 years	$5,506	$(4,374)	$1,132
Property and equipment used for rental program	5 years	26,648	(18,246)	8,402
Furniture and equipment	3-7 years	874	(654)	220
Leasehold improvements	Lesser of life or lease term	575	(564)	11
		$33,603	$(23,838)	$9,765

	Useful	June 30, 2015
($ in thousands)	Lives	Cost	Accumulated Depreciation	Net
Computer equipment and purchased software	3-7 years	$4,670	$(4,017)	$653
Property and equipment used for rental program	5 years	26,469	(14,476)	11,993
Furniture and equipment	3-7 years	723	(572)	151
Leasehold improvements	Lesser of life or lease term	575	(503)	72
		$32,437	$(19,568)	$12,869